Long-Term Investments, Net (Tables)	12 Months Ended
May 31, 2023
Schedule of Investments [Abstract]
Long-Term Investments
Long-term investments, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Equity securities with readily determinable fair value:
Sunlands Online Education Group (“Sunlands”) (a)	5,472	3,588
Other investments	2,089	2,703

Subtotal	7,561	6,291

Equity securities without readily determinable fair value:
Tibet Tianli (b)	16,217	—
G-Net Cloud Service Co., Ltd. (“G-Net”) (c)	14,989	14,065
EEO Education Technology Co., Ltd. (“EEO”) (d)	9,312	9,312
Other investments (e)	12,787	14,758

Subtotal	53,305	38,135

Equity method investments:
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (f)	74,530	76,369
VM EDU Fund I, L.P.(g)	67,324	66,331
Other investments (h)	62,196	52,871

Subtotal	204,050	195,571

Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (i)	82,972	76,115
Happy_seed (Cayman) Ltd. (“Happy Seed”) (j)	20,515	20,183
Tianjin Uhozz Internet Technology Co., Ltd. (“Uhozz”) (k)	17,510	17,890
Other available-for-sale investments (l)	52,006	45,400

Subtotal	173,003	159,588

	437,919	399,585

(a)
As of May 31, 2023, the Group held
 8%
equity interests in Sunlands. For the years ended May 31, 2021, 2022 and 2023, the stock price of Sunlands declined, and losses of
US$5,501
,
US$
10,467
and

US$
1,883
were recorded in loss from fair value change of investments on the Group’s consolidated statements of operations, respectively.

(b)
In December 2018, the Group invested 5% equity interests in Tibet Tianli, a company engaged in developing educational products. In
April 2020 and December 2020, the Group further subscribed 5% and 11% equity interests, respectively.
In September 2022, the Group
subscribed 12.4% equity interests with a consideration of US$13,031, meanwhile acquired another 30.0% equity interests in Tibet Tianli from other four shareholders with a total consideration of US$19,547.
Prior to NOE’s acquisition in Tibet Tianli as disclosed in Note 3, as
an
 equity security
investment
without
readily determinable fair value, the Group measure
d
the equity security investment at cost, less
impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recorded
nil, US$10,137 and nil impairment loss for the years ended May 31, 2021
,
2022

and

202
3,
 respectively.

(c)
In August 2020, the Group acquired 3% equity interests in
G-Net,
a company engaged in the business of audio and web conferencing services. The Group accounted for the investment as equity securities without readily determinable fair value as
G-Net
is a private company without readily determinable fair value. For the years ended May 31, 2021, 2022 and 2023, no impairment loss was recorded from this investment.

(d)
In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line
classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2021, 2022 and 2023, no impairment loss was recorded from this investment.

(e)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for
using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$12,532, US$24,354 and nil impairment loss on these investments for the years ended May 31, 2021, 2022 and 2023, respectively.

(f)
In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$76,369 in Education Industry Fund as of May 31, 2023. The Group accounts for the investment under the equity method in accordance with ASC 323, Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.

(g)
In June 2019, VM EDU Fund I, LP
.,
a market-driven investment entity, was established with a total committed capital of US$100,000. The Group participates in VM EDU Fund I, LP
.
as a limited partner and invested US$66,331 in VM EDU Fund I, LP
.
as of May 31, 2023. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns
49.69
% interest in VM EDU Fund I, LP.

(h)
The Group holds from 6.9% to 50.0% equity interests in other 1
2
 third-party companies through investments in their common shares or in-substance
common shares
 as of May 31, 2023
. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2021, 2022 and 2023, the Group recorded impairment loss of nil, US$48,417 and US$3,892, respectively.

(i)
In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests.
In
May

2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(j)
In August 2019, the Group invested 6.4%
equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In
September 2020, the Group further subscribed additional
 1.6%
equity interests. The Group accounts for the investment as
available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(k)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured them at fair value.

(l)
Other
available-for-sale
investments represent several insignificant individual investments classified as available-for-sale
investments as of May 31, 2021, 2022 and 2023. Realized gains of US$3,535, US$18,068 and nil were recorded in realized gain from long-term investments for the years ended May 31, 2021, 2022 and 2023, respectively. The Group recorded US$27,675, US$46,442 and US$2,901 impairment loss on these investments for the years ended May 31, 2021, 2022 and 2023, respectively.